TAXES ON INCOME (Schedule of Income tax reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Non-taxable or non-deductible items, Percent	0.00%	0.00%	0.00%
Non-taxable or non-deductible items, Amount	$ (34)	$ 21	$ 0
Other adjustments, Amount	$ (56)	$ 57	$ (4)
Other adjustments, Percent	0.00%	1.00%	0.00%
Israel preferred enterprise regime, Amount	$ (1,457)	$ (121)	$ (476)
Israel preferred enterprise regime, Percent	(8.00%)	(1.00%)	(10.00%)
Changes in valuation allowance, Amount	$ 126	$ (2,338)	$ (231)
Changes in valuation allowance, Percent	(1.00%)	(22.00%)	(5.00%)
Foreign exchange difference, Amount	$ (558)	$ 170	$ 0
Foreign exchange difference, Percent	(3.00%)	2.00%	0.00%
Effective tax rate, Amount	$ 2,143	$ 195	$ 576
Effective tax rate, Percent	12.00%	2.00%	12.00%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Foreign country state/local taxes, Percent	21.00%
Domestic (Israel)
Effective Income Tax Rate Reconciliation [Line Items]
Israel statutory tax rate, Amount	$ 4,020	$ 2,427	$ 1,091
Israel statutory tax rate, Percent	23.00%	23.00%	23.00%
Foreign (United States) | UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between Israel and United States, Amount	$ (162)	$ (56)	$ (2)
Statutory tax rate difference between Israel and United States, Percent	(1.00%)	(1.00%)	0.00%
Non-taxable or non-deductible items, Percent	0.00%	0.00%	0.00%
Non-taxable or non-deductible items, Amount	$ 23	$ 10	$ 6
Foreign country state/local taxes, Amount	$ 139	$ 31	$ (133)
Foreign country state/local taxes, Percent	1.00%	0.00%	(3.00%)
Other adjustments, Amount	$ 102	$ (6)	$ 325
Other adjustments, Percent	1.00%	0.00%	7.00%